Note 23 - Reportable Segments - Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Assets	$ 65,061	$ 64,469	$ 28,644
Operating Segments [Member] | E-Commerce [Member]
Total Assets	40,342	40,764	28,644
Operating Segments [Member] | Healthcare Operations [Member]
Total Assets	41,398	40,384	0
Consolidation, Eliminations [Member]
Total Assets	$ (16,679)	$ (16,679)	$ 0